Related Party Transactions - Summary of Controlled Entity of Related Party Transactions (Detail) - Related parties [member] - EBA Holding S.A. [member]	12 Months Ended
Dec. 31, 2018
Disclosure of related party transactions [line items]
Percentage of Voting Rights	55.11%
Principal Line of Business	Financial and Investment Operations
Place of Business	Autonomous City of Buenos Aires - Argentina
Equity Investment	19.71%